Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000003891 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[2]
C000003891 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1],[2],[3]
C000003891 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1],[2]
C000003891 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[1],[2]
C000003891 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%	[1],[2]
C000003891 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1],[2]
C000003891 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.60%	[1]
C000003891 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000003891 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
C000003891 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
C000003891 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000003891 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000003892 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[4],[5]
C000003892 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%	[4],[5],[6]
C000003892 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4],[5]
C000003892 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4],[5]
C000003892 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4],[5]
C000003892 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%	[4]
C000003892 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[4]
C000003892 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4]
C000003893 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[7],[8]
C000003893 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%	[7],[8],[9]
C000003893 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[7],[8]
C000003893 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[7],[8]
C000003893 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[7],[8]
C000003893 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%	[7]
C000003893 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[7]
C000003893 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7]
C000003893 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[7]
C000003893 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[7]
C000003893 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[7]
C000032703 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000144517 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%	[10]
C000144517 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[10]
C000144517 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[10]
C000144517 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[10]
C000144517 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[10]
C000144517 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[10]
C000144517 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[10]
C000144517 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10]
C000144517 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000144517 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000144517 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000144517 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000144517 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000144517 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000144517 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000146955 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%	[11],[12]
C000146955 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[11],[12],[13]
C000146955 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[11],[12]
C000146955 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[11],[12]
C000146955 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[11],[12]
C000146955 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[11],[12]
C000146955 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11],[12]
C000146955 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11],[12]
C000146955 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11],[12]
C000146955 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[11],[12]
C000146955 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[11],[12]
C000146955 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments		[11],[14]
C000146955 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[11]
C000146955 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%	[11]
C000146955 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	52.80%	[11]
C000146955 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[11]
C000227189 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000227189 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000227189 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000227189 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000227189 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000227189 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%

[1]	Excludes short-term securities, short investments and options, if any.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[4]	Excludes short-term securities, short investments and options, if any.
[5]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[7]	Excludes short-term securities, short investments and options, if any.
[8]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[10]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	Excludes short-term securities, short investments and options, if any.
[12]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[13]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[14]	Rounds to less than 0.1%.